(Oppenheimer Rochester® Limited Term New York Municipal Fund)

Investment Objective. The Fund seeks as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 57 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rochester® Limited Term New York Municipal Fund)	Class A	Class B	Class C	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rochester® Limited Term New York Municipal Fund)	Class A	Class B	Class C	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Total Other Expenses	0.10%	0.20%	0.12%	0.12%
Interest and Fees from Borrowing	0.03%	0.03%	0.03%	0.03%
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%
Other Expenses	0.06%	0.16%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.75%	1.60%	1.52%	0.52%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rochester® Limited Term New York Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	300	460	634	1,138
Class B	564	709	978	1,472
Class C	256	484	835	1,826
Class Y	53	167	291	654

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rochester® Limited Term New York Municipal Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	300	460	634	1,138
Class B	164	509	878	1,472
Class C	156	484	835	1,826
Class Y	53	167	291	654

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 95% of its net assets (plus borrowings for investment purposes) in securities issued by:

  the State of New York and its political subdivisions (cities, towns and counties, for example),

  agencies, instrumentalities (these are state-chartered corporations) and public authorities of the State of New York, and territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the U.S. Virgin Islands).

These are referred to as "New York municipal securities" in this prospectus, which are securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal, New York state and New York city personal income taxes. These securities primarily include municipal bonds, municipal notes and interests in municipal leases.

The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less, however, it can buy securities with maturities of more than five years. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times.

The Fund can invest up to 5% of its total assets in below-investment-grade securities, sometimes called "high-yield securities" or "junk bonds". Investment-grade securities are rated within one of the four highest rating categories of a nationally recognized statistical rating organization such as Standard & Poor's (AAA, AA, A or BBB) (or in the case of unrated securities, determined by the Fund's sub-adviser (the "Sub-Adviser") to be comparable to securities rated investment-grade).The Fund may also invest in unrated securities, in which case the Fund's Sub-Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization.

The Fund can invest substantial amounts of its assets in private activity municipal securities that pay interest that is tax-exempt but which may be a "tax-preference item" for investors subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund's policy regarding minimum investments in New York municipal securities as described above.

The Fund can invest in inverse floating rate securities, a type of variable rate instrument, to seek increased income and return. Inverse floating rate securities are leveraged instruments and the extent of their leverage will vary depending on the security's characterstics. The Fund limits its investments in inverse floating rate securities as further described in this Prospectus under "Principal Risks."

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers generally look at a wide range of New York securities, including unrated bonds and securities of smaller issuers, from different issuers that provide high current income and that might be overlooked by other investors. The Fund may invest a substantial percentage of its assets in "callable" securities, which may be redeemed by the issuer before their maturity date.

The portfolio managers also focus on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio and securities with various maturities in an effort to reduce share price volatility and reinvestment risk.

These factors may change over time and may vary in particular cases. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of New York Municipal Securities. Because the Fund invests primarily in New York municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the state of New York and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Changes in legislation or policy, erosion of the tax base, the effects of terrorist acts or natural disasters, or other economic or credit problems may have a significant negative impact on the value of state or local securities.

These risks also apply to securities of issuers of U.S. territories, commonwealths or possessions located outside of New York such as Puerto Rico, Guam, the Northern Mariana Islands and the U.S. Virgin Islands.

Main Risks of Shorter-Term Securities. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security's duration, making the security more vulnerable to interest rate risk, reducing the security's market value and increasing the Fund's average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund's volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

The Fund can invest up to 5% of its total assets in below-investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 5% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage. However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal, New York State and New York City personal income taxes in a municipal bond Fund that invests primarily in investment-grade securities and seeks to maintain an intermediate effective average maturity. The Fund does not seek capital gains or growth. Investors should be willing to assume credit, interest rate and reinvestment risks. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plans or other tax-exempt or tax-deferred accounts or for investors whose primary goal is capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/LimitedTermNewYorkMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 8.75% (3rd Qtr 09) and the lowest return was -7.00% (4th Qtr 08).

Average Annual Total Returns for the periods ended December 31, 2012

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Rochester® Limited Term New York Municipal Fund)		Inception Date	1 Year	5 Years (or life of class, if less)	10 Years
Class A		Sep. 18, 1991	3.75%	4.42%	4.38%
Class A Return After Taxes on Distributions			3.74%	4.42%	4.38%
Class A Return After Taxes on Distributions and Sale of Fund Shares			3.81%	4.40%	4.36%
Class B		May 01, 1997	1.24%	3.77%	4.13%
Class C		May 01, 1997	4.35%	4.06%	3.81%
Class Y		Mar. 30, 2011	6.38%	8.24%
Barclays Municipal Index			6.78%	5.91%	5.10%
Barclays Municipal Index (reflects no deduction for fees, expenses or taxes)	[1]			9.71%
BofA Merrill Lynch Municipal Index (3-7 Years)			3.03%	5.26%	4.33%
BofA Merrill Lynch Municipal Index (3-7 Years) (reflects no deduction for fees, expenses or taxes)	[1]			5.23%
Consumer Price Index			1.74%	1.80%	2.41%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)	[1]			1.56%
[1]	As of 03/31/2011